FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$34,126	$-	$34,126
Government debentures	-	2,182	-	2,182
Government sponsored enterprises	-	961	-	961
Money markets funds	9,571	-	-	9,571
Investment in affiliated companies	-	-	20,130	21,130

Total	$9,571	$37,269	$20,130	$66,970

Liabilities:
Foreign currency derivatives	$-	$131	$-	$131
Contingent consideration	-	-	4,983	4,983

Total	$-	$131	$4,983	$5,114

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$39,216	$-	$39,216
ARS	-	-	1,061	1,061
Government debentures	-	3,783	-	3,783
Government sponsored enterprises	-	3,682	-	3,682
Money markets funds	6,762	-	-	6,762
Investment in affiliated companies	-	-	24,720	24,720

Total	$6,762	$46,681	$25,781	$79,224

Liabilities:
Foreign currency derivatives	$-	$16	$-	$16
Contingent consideration	-	-	7,896	7,896

Total	$-	$16	$7,896	$7,912

Schedule Of Changes In Level 3 marketable securities and the investment in Iluminage Beauty, Measured On A Recurring Basis
	December 31,
	2014	2013
Marketable securities:
Balance at the beginning of the year	$1,061	$1,230
Changes in realized gains included in earnings	53	31
Changes in unrealized gain included in other comprehensive income	136	-
Sales at carrying amount	(1,250)	(200)

Balance at the end of the year	$-	$1,061

Iluminage Beauty:

Fair value at the beginning of the year	$24,720	$-
Fair value of investment in Iluminage Beauty	-	24,720
Changes in the fair value included in earnings	(4,590)	-

Fair value at the end of the year	$20,130	$24,720

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis
	December 31,
	2014	2013

Fair value at the beginning of the year	$7,896	$6,750
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)	100	-
Changes in the fair value of contingent consideration, net	(3,013)	1,146

Fair value at the end of the year	$4,983	$7,896